Segmental analysis - Reported external net operating income by country/territory (Details) - USD ($) $ in Millions		12 Months Ended
		Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Disclosure of geographical areas [line items]
Revenue and other operating income	[1]	$ 65,854	$ 66,058	$ 50,620
UK
Disclosure of geographical areas [line items]
Revenue and other operating income		12,307	11,027	11,710
Hong Kong
Disclosure of geographical areas [line items]
Revenue and other operating income		20,811	20,185	15,454
US
Disclosure of geographical areas [line items]
Revenue and other operating income		4,233	3,816	3,893
France
Disclosure of geographical areas [line items]
Revenue and other operating income		3,804	4,208	(177)
other countries/territories
Disclosure of geographical areas [line items]
Revenue and other operating income		$ 24,699	$ 26,822	$ 19,740

[1]	Net operating income before change in expected credit losses and other credit impairment charges also referred to as revenue.